Property, Plant and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property Plant and Equipment (Textual)
Depreciation expense	$ 3,016,935	$ 2,641,932
Construction in progress, description	The Company started the construction in April 2016. The construction is expected to be completed in 2017 with a total value around $13.0 million.
Machinery [Member]
Property Plant and Equipment (Textual)
Amount of machinery related to sale leaseback	$ 3,591,180